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              Securities and Exchange Commission
                    Washington, D.C.  20549
                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1.   Name and address of issuer:

          ICON Funds
          1793 Kingswood Drive Suite 200
          Southlake, TX 76092

2. Name of each series or class of funds for which this form is filed. If this Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:

          ICON Basic Materials Fund
          ICON Capital Goods Fund
          ICON Consumer Cyclicals Fund
          ICON Consumer Staples Fund
          ICON Energy Fund
          ICON Financial Services
          ICON Healthcare Fund
          ICON Leisure Fund
          ICON Technology Fund
          ICON Telecommunications & Utilities Fund
          ICON Asia Region Fund
          ICON South Pacific Region Fund
          ICON North Europe Region Fund
          ICON South Europe Region Fund
          ICON Western Hemisphere Fund
          ICON Short-Term Fixed Income Fund
          ICON Transportation Fund

3.   Investment Company Act File Number:

     811-7883

     Securities Act File Number:

     333-14927

4.(a)Last day of fiscal year for which this notice is filed:

     September 30, 1998.

4.(b)[ ] Check box if this form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See instruction A.2)

4.(c)[ ] Check box if this is the last time the issuer will be filing this form.


5.   Calculation of registration fee:

          (i)  Aggregate sale price of securi-
               ties sold during the fiscal year
               pursuant to rule 24f-2:                            $651,226,268

         (ii)  Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:
                                                                   775,073,639
        (iii)  Aggregate price of securities
               redeemed or repurchased prior to
               fiscal year October 11, 1997, that
               were not previously used to reduce
               registration fees payable to the
               Commission:                                                    0


         (iv)  Total available redemption credits
               [add Items 5(ii) and 5(iii)]                        775,073,639

         (v)   Net sales (Item 5(i) is greater than 5(iv)
               [subtract item 5(iv) from Item 5(i)]                           0

         (vi)  Redemption credits available for use in
               future years- if Item 5(i)is less than
               Item 5(iv) [subtract Item 5(iv) from
               Item 5(i)]                                           123,847,437
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        (vii)  Multiplier for determining registration
               fee (see Instruction C.9)                          x      .000295


        (vii)  Registration fee due [multiply item 5(v)
               by Item 5(vii). Enter 0 if no fees
               is due.                                               $        0


                                    -4-


6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as ineffect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____. If there is a number of shares or other unites that were registered pursuant to rule 24e-2 remaning unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______

7.    Interest due--if this Form is being filed more
      than 90 days after the end of the issuers fiscal
      year                                                                    0

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

8.    Total of the amount the registration fee due plus
      any interest due [line 5(vii) plus line 7]                              0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

      December 29, 1998       Method of Delivery
                              [ ] Wire Transfer
                              [ ] Mail or other means


This report has been signed below by the following person(s) on behalf of the issuer and in the capacities and on the date indicated.

                                          By:   /s/ Erik Jonson
                                                    Erik Jonson
                                                    Chief Financial Officer

Date:  December 29, 1998